OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
OTHER ASSETS
Schedule of Other Assets

	As of December 31,
	2021	2022	2022
	RMB	RMB	USD
Current
Receivable from on-line payment platforms	53,983,324	27,079,159	3,926,109
Interest receivable	49,347,369	4,944,657	716,908
Deposits	11,168,379	7,974,326	1,156,169
Advance to suppliers	5,206,428	2,724,889	395,071
VAT recoverable	5,009,469	5,625,956	815,687
Others	18,022,194	44,502,363	6,452,237
Total	142,737,163	92,851,350	13,462,181

Non-current
Acquisition deposits	6,650,200	804,329	116,617
Rental deposit	56,962,580	40,016,200	5,801,804
Interest receivable	5,737,675	8,048,083	1,166,862
Purchase and rental deposits for buildings	197,723,649	192,305,859	27,881,729
Returnable consideration from the acquisition of Urban Hotel Group	5,385,583	—	—
VAT recoverable	10,774,251	11,101,867	1,609,619
Others	46,132,402	34,636,103	5,021,763
Less: provision	—	(192,305,859)	(27,881,729)
Total	329,366,340	94,606,582	13,716,665